COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments related to the new manufacturing facility in Shanghai

Future minimum capital payment under non-cancellable agreements are as follows:

As of December 31,
2024
RMB
2025	132,883

Royalty fee commitments

The Group is obligated to make royalty payments to a third party from 2020 through 2030. For each year starting from 2023, the royalty payment is determined to be the greater amount of a base payment of US$3.0 million (except for the year of 2030, where the base payment shall be US$0.3 million) or amount calculated based on a tiered percentage of net revenues. In particular, the percentage should be 4%, 3% and 2% for the net revenues of rotational scanning product from US$0 to US$425,000, from US$425,000 to US$2,925,000, and from US$2,925,000 to above, respectively. Net sales do not include (a) taxes, tariffs, customs duties, excise, or other governmental charges (except income tax) levied and that are separately stated in an invoice, (b) reasonable charges for freight or insurance that are separately stated in an invoice and borne by the Group or its affiliates.

The actual royalty fees for the years ended December 31, 2022, 2023 and 2024 were RMB18,044, RMB35,288 and RMB24,542, respectively.

Contingencies

The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

On April 7, 2023, the Company and certain of its officers, directors, authorized U.S. representative, and IPO underwriters were named as defendants in a putative securities class action filed with federal court, alleging that the Company made false and misleading statements in its IPO registration statement.

On April 11, 2023, Ouster Inc. (“Ouster”) filed a complaint against the Company with the United States District Court for the District of Delaware (“Delaware Action”) for alleged patent infringement relating to the production, use, sale and/or importation of certain LiDAR systems and/or components thereof.

As these matters are in their preliminary stage, the Company cannot reasonably determine the outcome of these ligations and regulatory proceeding and potential loss, if any.